Nature of Expense	12 Months Ended
Mar. 31, 2024
Expenses by nature [abstract]
Nature of Expense
26.
Nature of Expense

The following table shows supplemental information related to certain “nature of expense” items for the years
ended March 31, 2024, 2023 and 2022:

Employee benefits	For the Year Ended March 31,
	2024		2023		2022
Cost of revenues	Rs.	15,101	Rs.	13,571	Rs.	11,594
Selling, general and administrative expenses		29,235		27,505		22,486
Research and development expenses		5,964		5,389		4,778
	Rs.	50,300	Rs.	46,465	Rs.	38,858

	For the Year Ended March 31,
Depreciation	2024		2023		2022
Cost of revenues	Rs.	6,742	Rs.	6,111	Rs.	5,627
Selling, general and administrative expenses		1,707		1,511		1,476
Research and development expenses		1,127		993		1,049
	Rs.	9,576	Rs.	8,615	Rs.	8,152

	For the Year Ended March 31,
Amortization	2024		2023		2022
Cost of revenues	Rs.	-	Rs.	-	Rs.	-
Selling, general and administrative expenses		5,220		3,997		3,651
Research and development expenses		45		24		21
	Rs.	5,265	Rs.	4,021	Rs.	3,672

In addition, for details relating to costs of material consumed, refer to Note 10 of these consolidated financial statements.